Business Acquisitions - Summary of Purchase Price Allocation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Intangible assets
Goodwill		¥ 5,930	$ 862	¥ 5,930
Yunding
Business Acquisition [Line Items]
Cash	¥ 3,475
Other current assets	3,213
Property, plant and equipment	134
Intangible assets
Goodwill	5,930
Other current liabilities	(2,887)
Deferred tax liabilities	(955)
Other non-current liabilities	(6,033)
Noncontrolling interests	(2,976)
Total	¥ 4,104
Yunding | Minimum
Intangible assets
Property, plant and equipment, amortization period	3 years 7 months 6 days
Yunding | Maximum
Intangible assets
Property, plant and equipment, amortization period	4 years 9 months 18 days
Yunding | Patents
Intangible assets
Patents	¥ 4,203
Amortization period	10 years